UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.47%

ASSET-BACKED SECURITIES 1.74%

Automobiles 0.34%

Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$8,932	$9,161,117
Ford Credit Auto Owner Trust 2016-C C	1.93%		4/15/2023	4,715	4,644,716
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	10,439	10,366,011
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,571,130
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,450,641
Total					35,193,615

Other 1.40%

ALM XIX Ltd. 2016-19A C†	5.373	%#	7/15/2028	4,038	4,111,492
ALM XVIII Ltd. 2016-18A C†	5.373	%#	7/15/2027	4,500	4,574,616
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.673	%#	10/15/2027	3,600	3,607,375
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.239	%#	7/28/2028	1,750	1,770,664
Anchorage Capital CLO 9 Ltd. 2016-9A D†	4.951	%#	1/15/2029	8,100	8,127,385
Anchorage Capital CLO Ltd. 2013-1A C†	4.522	%#	7/13/2025	1,898	1,900,816
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,705,885
BlueMountain CLO Ltd. 2016-1A D†	5.83	%#	4/20/2027	4,200	4,242,048
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	9,447	9,431,409
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.602	%#	11/25/2027	22,500	22,655,923
JFIN CLO II Ltd. 2015-2A B1†	3.423	%#	10/19/2026	13,500	13,541,473
KKR Financial CLO Ltd. 2013-2A C†	4.791	%#	1/23/2026	3,500	3,521,677
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	4,308	4,293,552
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	5,549	5,509,669
OZLM VIII Ltd. 2014-8A A2A†	3.173	%#	10/17/2026	11,750	11,770,184
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	4,434	4,379,516
Sound Point CLO XI Ltd. 2016-1A D†	5.68	%#	7/20/2028	13,000	13,057,409
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	8,887	9,029,609
Voya CLO Ltd. 2016-2A C†	5.275	%#	7/19/2028	5,250	5,302,746
Westcott Park CLO Ltd. 2016-1A D†	5.38	%#	7/20/2028	7,650	7,792,985
Total					142,326,433
Total Asset-Backed Securities (cost $174,336,616)					177,520,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)		Fair Value
COMMON STOCKS 14.15%

Aerospace/Defense 0.10%

Huntington Ingalls Industries, Inc.		50	$10,016,005

Auto Parts & Equipment 0.37%

Allison Transmission Holdings, Inc.		279	10,071,233
BorgWarner, Inc.		247	10,308,381
Chassix Holdings, Inc.		607	17,301,125
Total			37,680,739

Automakers 0.10%

Oshkosh Corp.		144	9,889,581

Banking 0.92%

Bank of Ireland*(a)	EUR	42,158	10,568,829
Comerica, Inc.		144	9,894,860
Danske Bank A/S(a)	DKK	142	4,819,068
Great Western Bancorp, Inc.		249	10,554,365
PacWest Bancorp		197	10,482,047
Sberbank of Russia PJSC ADR		921	10,629,182
SVB Financial Group*		85	15,798,855
Texas Capital Bancshares, Inc.*		127	10,621,349
Zions Bancorporation		246	10,352,622
Total			93,721,177

Beverages 0.27%

Becle SAB de CV*(a)	MXN	6,079	10,737,888
Remy Cointreau SA(a)	EUR	170	16,612,296
Total			27,350,184

Building & Construction 0.10%

KB Home		536	10,661,167

Building Materials 0.05%

BMC Stock Holdings, Inc.*		236	5,340,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)		Fair Value
Cable & Satellite Television 0.10%

Charter Communications, Inc. Class A*		31	$10,115,497

Chemicals 0.45%

Celanese Corp. Series A		113	10,177,399
Platform Specialty Products Corp.*		768	10,000,102
Trinseo SA		151	10,129,819
Versum Materials, Inc.*		498	15,223,837
Total			45,531,157

Diversified Capital Goods 0.25%

MSC Industrial Direct Co., Inc. Class A		98	10,075,104
Rockwell Automation, Inc.		98	15,234,355
Total			25,309,459

Electric: Integrated 0.35%

El Paso Electric Co.		120	6,059,091
IDACORP, Inc.		182	15,108,509
Portland General Electric Co.		339	15,054,160
Total			36,221,760

Electronics 0.91%

Cognex Corp.		189	15,854,293
Keyence Corp.(a)	JPY	25	10,150,930
KLA-Tencor Corp.		108	10,221,261
Littelfuse, Inc.		63	10,127,260
MKS Instruments, Inc.		148	10,154,856
Teradyne, Inc.		343	10,658,530
Trimble, Inc.*		318	10,179,404
Universal Display Corp.		180	15,508,332
Total			92,854,866

Energy: Exploration & Production 0.57%

Chaparral Energy, Inc.		517	13,964,477
Chaparral Energy, Inc.		109	2,936,662
Concho Resources, Inc.*		81	10,361,530
Continental Resources, Inc.*		361	16,386,582
Diamondback Energy, Inc.*		102	10,595,836
OGX Petroleo e Gas SA ADR		315	99,135
Peabody Energy Corp.		4	106,758
Templar Energy LLC Class A		417	3,360,630
Total			57,811,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)	Fair Value
Food: Wholesale 0.20%

Hershey Co. (The)	92	$10,003,367
Post Holdings, Inc.*	116	10,174,200
Total		20,177,567

Forestry/Paper 0.36%

Louisiana-Pacific Corp.*	638	15,823,519
Potlatch Corp.	238	10,894,469
Rayonier, Inc.	363	10,273,250
Total		36,991,238

Gaming 0.11%

Wynn Resorts Ltd.	95	10,882,334

Hotels 0.15%

Choice Hotels International, Inc.	84	5,270,482
Marriott International, Inc. Class A	108	10,129,718
Total		15,400,200

Investments & Miscellaneous Financial Services 0.30%

Ameriprise Financial, Inc.	80	10,378,939
Evercore Partners, Inc. Class A	131	10,191,813
MarketAxess Holdings, Inc.	52	9,749,480
Total		30,320,232

Life Insurance 0.20%

Primerica, Inc.	124	10,213,350
Prudential Financial, Inc.	95	10,154,016
Total		20,367,366

Machinery 0.30%

Middleby Corp. (The)*	74	10,067,963
Nordson Corp.	80	9,767,623
Toro Co. (The)	166	10,352,870
Total		30,188,456

Managed Care 0.10%

WellCare Health Plans, Inc.*	72	10,158,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)		Fair Value
Media: Content 0.46%

AMC Networks, Inc. Class A*		177	$10,373,861
ION Media Networks, Inc.		4	1,138,642
Netflix, Inc.*		174	25,767,274
Scripps Networks Interactive, Inc. Class A		127	9,977,912
Total			47,257,689

Medical Products 0.73%

Align Technology, Inc.*		94	10,768,860
Baxter International, Inc.		198	10,278,652
C.R. Bard, Inc.		21	5,095,070
Glaukos Corp.*		225	11,560,404
Hill-Rom Holdings, Inc.		76	5,344,420
Intuitive Surgical, Inc.*		20	15,512,586
Penumbra, Inc.*		195	16,294,364
Total			74,854,356

Metals/Mining (Excluding Steel) 0.43%

Century Aluminum Co.*		823	10,446,535
Cliffs Natural Resources, Inc.*		1,230	10,099,819
Kumba Iron Ore Ltd.*(a)	ZAR	736	11,136,475
Mirabela Nickel Ltd.*(a)	AUD	31,268	238,886
Peabody Energy Corp.		103	1,418,436
Peabody Energy Corp. Series A		33	827,575
Southern Copper Corp. (Peru)(b)		278	9,967,479
Total			44,135,205

Oil Field Equipment & Services 0.16%

McDermott International, Inc.*		782	5,280,167
Patterson-UTI Energy, Inc.		438	10,638,439
Total			15,918,606

Packaging 0.10%

Packaging Corp. of America		109	9,988,321

Personal & Household Products 0.71%

Brunswick Corp.		173	10,557,000
Central Garden & Pet Co.*		315	11,678,199
Clorox Co. (The)		109	14,738,537
Hasbro, Inc.		152	15,141,995
LVMH Moet Hennessy Louis Vuitton SE(a)	EUR	47	10,276,656
Pool Corp.		83	9,956,895
Total			72,349,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)	Fair Value
Pharmaceuticals 0.67%

Blueprint Medicines Corp.*	282	$11,285,058
Cantel Medical Corp.	129	10,304,785
Celgene Corp.*	80	10,008,527
Exelixis, Inc.*	529	11,468,999
Seattle Genetics, Inc.*	163	10,222,042
TESARO, Inc.*	97	14,913,080
Total		68,202,491

Property & Casualty 0.20%

Allstate Corp. (The)	123	9,982,525
Progressive Corp. (The)	254	9,943,884
Total		19,926,409

Rail 0.10%

CSX Corp.	210	9,784,810

Real Estate Investment Trusts 0.19%

CoreSite Realty Corp.	112	10,049,580
Ryman Hospitality Properties, Inc.	159	9,824,787
Total		19,874,367

Recreation & Travel 0.39%

Camping World Holdings, Inc. Class A	289	9,324,130
Royal Caribbean Cruises Ltd.	104	10,197,357
Six Flags Entertainment Corp.	169	10,031,025
Vail Resorts, Inc.	55	10,618,787
Total		40,171,299

Restaurants 0.32%

Cheesecake Factory, Inc. (The)	164	10,402,952
Dave & Buster’s Entertainment, Inc.*	189	11,545,460
Shake Shack, Inc. Class A*	313	10,437,633
Total		32,386,045

Software/Services 1.30%

Acxiom Corp.*	367	10,441,799
Arista Networks, Inc.*	122	16,084,826
Global Payments, Inc.	128	10,307,193
InterXion Holding NV (Netherlands)*(b)	253	9,992,856
Mastercard, Inc. Class A	90	10,156,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)		Fair Value
Software/Services (continued)
NetEase, Inc. ADR		36	$10,198,156
Proofpoint, Inc.*		137	10,159,881
ServiceNow, Inc.*		115	10,035,346
Shopify, Inc. Class A (Canada)*(b)		139	9,459,539
Snap, Inc. Class A*		469	10,573,216
Stamps.com, Inc.*		86	10,218,931
Veeva Systems, Inc. Class A*		297	15,249,749
Total			132,877,533

Specialty Retail 0.70%

adidas AG(a)	EUR	54	10,214,299
Burberry Group plc(a)	GBP	234	5,054,401
Cie Financiere Richemont SA(a)	CHF	130	10,250,416
Kering(a)	EUR	39	10,125,459
MarineMax, Inc.*		229	4,953,520
Moncler SpA(a)	EUR	458	10,035,966
Tiffany & Co.		106	10,056,723
Ulta Salon, Cosmetics & Fragrance, Inc.*		36	10,340,158
Total			71,030,942

Support: Services 0.52%

Ashtead Group plc(a)	GBP	251	5,187,966
Booz Allen Hamilton Holding Corp.		270	9,555,442
Neff Corp. Class A*		151	2,931,698
Science Applications International Corp.		116	8,621,398
Sotheby’s*		222	10,108,066
Triton International Ltd.		662	17,066,894
Total			53,471,464

Technology Hardware & Equipment 0.10%

Corning, Inc.		365	9,859,536

Telecommunications: Wireless 0.20%

Qorvo, Inc.*		154	10,567,084
T-Mobile US, Inc.*		159	10,260,638
Total			20,827,722

Theaters & Entertainment 0.10%

Live Nation Entertainment, Inc.*		348	10,583,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Shares (000)		Fair Value
Transportation: Infrastructure/Services 0.42%

AP Moller - Maersk A/S Class B(a)	DKK	6	$10,153,780
Hapag-Lloyd AG†*(a)	EUR	345	10,108,061
Navigator Holdings Ltd. (United Kingdom)*(b)		893	12,279,300
Orient Overseas International Ltd.(a)	HKD	1,950	10,413,587
Total			42,954,728

Trucking & Delivery 0.09%

Old Dominion Freight Line, Inc.		114	9,721,180
Total Common Stocks (cost $1,306,702,251)			1,443,164,744

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.31%

Electric: Generation 0.10%

NRG Yield, Inc.†	3.50%	2/1/2019		$9,675	$9,838,266

Energy: Exploration & Production 0.01%

Oleo e Gas Participacoes SA(a)(c)	10.00%	4/1/2017	BRL	254	285,950
Oleo e Gas Participacoes SA(a)(c)	10.00%	4/1/2017	BRL	201	226,575
Total					512,525

Support: Services 0.10%

Priceline Group, Inc. (The)	1.00%	3/15/2018		$5,745	10,843,687

Transportation: Infrastructure/Services 0.10%

Scorpio Tankers, Inc. (Monaco)†(b)	2.375%	7/1/2019		11,155	10,171,966
Total Convertible Bonds (cost $29,888,506)					31,366,444

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.39%

Building & Construction 0.08%

William Lyon Homes Unit	Zero Coupon			77	7,774,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
Energy: Exploration & Production 0.10%

Sanchez Energy Corp.	4.875%		83	$2,600,088
Sanchez Energy Corp.	6.50%		210	7,556,385
Total				10,156,473

Pharmaceuticals 0.11%

Allergan plc	5.50%		13	11,047,140

Software/Services 0.10%

Mandatory Exchangeable Trust†	5.75%		80	10,340,085
Total Convertible Preferred Stocks (cost $37,491,521)				39,317,738

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(d) 2.84%

Auto Parts & Equipment 0.08%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$8,036	8,076,049

Building Materials 0.13%

Zodiac Pool Solutions LLC 1st Lien Term Loan	5.647%	12/20/2023	13,436	13,553,893

Electric: Generation 0.31%

Dayton Power & Light Co. (The) Term Loan	4.24%	8/24/2022	4,949	4,995,174
Lightstone Holdco LLC Refinanced Term Loan B	5.539%	1/30/2024	13,714	13,818,167
Lightstone Holdco LLC Refinanced Term Loan C	5.539%	1/30/2024	846	852,480
Longview Power LLC Advance Term Loan B	7.00%	4/13/2021	8,926	7,571,867
Moxie Liberty LLC Advance Construction Term Loan B1	7.647%	8/21/2020	4,623	4,564,880
Total				31,802,568

Energy: Exploration & Production 0.38%

California Resources Corp. Term Loan	3.982%	9/24/2019	8,870	8,659,754
California Resources Corp. Term Loan	11.375%	12/31/2021	9,003	9,993,700
Chief Exploration & Development LLC 2nd Lien Term Loan	7.932%	5/16/2021	10,310	10,073,640
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	10,543	10,147,399
Total				38,874,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.03%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	$2,812	$2,737,238

Gaming 0.30%

Amaya Holdings B.V. 1st Lien Initial Term Loan B3 (Netherlands)(b)	4.647%	8/1/2021	9,092	9,130,371
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	20,025	21,627,000
Total				30,757,371

Health Services 0.09%

Genoa, a QoL Healthcare Co., LLC 1st Lien initial Term Loan	4.897%	10/30/2023	9,397	9,463,356

Media: Diversified 0.11%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	10,878	11,122,755

Metals/Mining (Excluding Steel) 0.26%

Murray Energy Corp. Term Loan B2	8.397%	4/16/2020	9,965	9,707,541
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	5,820	5,838,216
Peabody Energy Corp. Term Loan	4.397%	9/24/2020	10,965	11,181,559
Total				26,727,316

Oil Field Equipment & Services 0.22%

Fairmount Santrol, Inc. Tranche B2 New Term Loan	4.647%	9/5/2019	14,382	14,118,779
FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	9,063	7,947,009
Total				22,065,788

Personal & Household Products 0.18%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.647%	10/15/2020	20,749	18,362,457

Real Estate Development & Management 0.09%

Capital Automotive L.P. 2nd Lien Tranche B Initial Term Loan	7.00%	3/24/2025	9,351	9,476,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Recreation & Travel 0.07%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	8.068%	7/29/2022			$6,437	$6,488,797

Specialty Retail 0.09%

Container Store, Inc. (The) Facility Term Loan	4.397%	4/6/2019			10,118	9,359,349

Support: Services 0.43%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020			6,851	6,645,181
Monitronics International Inc. Term Loan B2	6.647%	9/30/2022			10,732	10,856,186
Pike Corp. 1st Lien Initial Term Loan	4.75%	3/8/2024			3,003	3,040,537
University Support Services LLC Term Loan	6.40%	7/6/2022			22,532	22,883,923
Total						43,425,827

Trucking & Delivery 0.07%

YRC Worldwide, Inc. Initial Term Loan	8.50%	2/13/2019			7,580	7,493,841
Total Floating Rate Loans (cost $271,796,182)						289,787,775

FOREIGN BONDS(a) 0.36%

France 0.14%

CMA CGM SA†	7.75%	1/15/2021		EUR	13,503	14,571,664

Netherlands 0.12%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	11,825	12,359,418

Spain 0.10%

Banco Popular Espanol SA	11.50%#	—	(e)	EUR	9,000	9,841,804
Total Foreign Bonds (cost $38,263,371)						36,772,886

FOREIGN GOVERNMENT OBLIGATIONS 4.27%

Angola 0.10%

Republic of Angola†(b)	9.50%	11/12/2025			$9,510	9,832,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Argentina 0.95%

City of Buenos Aires†(b)	7.50%	6/1/2027		$10,725	$11,127,187
City of Buenos Aires†(b)	8.95%	2/19/2021		8,675	9,716,000
Province of Santa Fe†(b)	6.90%	11/1/2027		11,221	10,655,462
Provincia de Buenos Aires†(b)	6.50%	2/15/2023		13,313	13,375,571
Provincia de Mendoza†(b)	8.375%	5/19/2024		11,654	12,200,922
Provincia of Neuquen†(b)	8.625%	5/12/2028		8,675	9,404,047
Republic of Argentina†(b)	6.875%	1/26/2027		14,911	15,138,393
Republic of Argentina†(b)	7.50%	4/22/2026		14,232	15,164,196
Total					96,781,778

Australia 0.40%

Australian Government(a)	4.25%	4/21/2026	AUD	26,802	23,115,392
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	22,400	17,855,998
Total					40,971,390

Bahamas 0.10%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$9,825	10,119,750

Bermuda 0.21%

Government of Bermuda†	4.138%	1/3/2023		11,720	12,055,661
Government of Bermuda†	4.854%	2/6/2024		9,225	9,757,006
Total					21,812,667

Brazil 0.14%

Federal Republic of Brazil†(b)	5.333%	2/15/2028		14,375	14,303,125

Canada 0.35%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	44,800	35,421,595

Cayman Islands 0.05%

Cayman Islands Government†	5.95%	11/24/2019		$4,375	4,790,625

Dominican Republic 0.18%

Dominican Republic†(b)	6.85%	1/27/2045		18,127	18,806,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ethiopia 0.10%

Republic of Ethiopia†(b)	6.625%	12/11/2024		$10,600	$10,210,874

Ghana 0.22%

Republic of Ghana†(b)	9.25%	9/15/2022		21,500	22,435,250

Greece 0.09%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	8,967	9,089,713

Honduras 0.19%

Honduras Government†(b)	6.25%	1/19/2027		$9,650	9,815,208
Honduras Government†(b)	7.50%	3/15/2024		9,000	9,933,750
Total					19,748,958

Jamaica 0.37%

Government of Jamaica(b)	6.75%	4/28/2028		13,650	15,195,043
Government of Jamaica(b)	7.625%	7/9/2025		9,550	11,083,730
Government of Jamaica(b)	8.00%	3/15/2039		9,890	11,379,731
Total					37,658,504

Nigeria 0.09%

Republic of Nigeria†(b)	7.875%	2/16/2032		9,260	9,682,256

Qatar 0.14%

State of Qatar†(b)	4.625%	6/2/2046		13,425	13,799,557

Russia 0.22%

Russian Federal Bond—OFZ(a)	7.60%	4/14/2021	RUB	1,249,638	22,027,291

Sri Lanka 0.11%

Republic of Sri Lanka†(b)	6.825%	7/18/2026		$10,650	11,034,593

United Arab Emirates 0.12%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		12,745	12,750,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Zambia 0.14%

Republic of Zambia†(b)	8.97%	7/30/2027	$13,634	$14,288,432
Total Foreign Government Obligations (cost $417,579,216)				435,566,593

HIGH YIELD CORPORATE BONDS 69.33%

Advertising 0.31%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	13,978	14,607,010
Lamar Media Corp.	5.75%	2/1/2026	4,938	5,302,177
Southern Graphics, Inc.†	8.375%	10/15/2020	11,075	11,296,500
Total				31,205,687

Aerospace/Defense 0.17%

Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	7,725	8,034,000
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	9,197	9,633,857
Total				17,667,857

Air Transportation 0.33%

Air Canada (Canada)†(b)	7.75%	4/15/2021	10,183	11,506,790
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	6/15/2029	7,793	7,959,041
American Airlines 2017-1B Class B Pass-Through Trust	4.95%	8/15/2026	4,440	4,551,000
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(b)	8.375%	5/10/2020	9,668	9,629,328
Total				33,646,159

Auto Parts & Equipment 0.85%

Allison Transmission, Inc.†	5.00%	10/1/2024	11,116	11,254,950
American Axle & Manufacturing, Inc.†	6.25%	4/1/2025	8,899	8,932,371
American Axle & Manufacturing, Inc.†	6.50%	4/1/2027	15,399	15,389,299
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	15,102	15,441,795
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	10,028	10,002,930
MPG Holdco I, Inc.	7.375%	10/15/2022	11,591	12,605,213
TI Group Automotive Systems LLC†	8.75%	7/15/2023	12,004	12,794,223
Total				86,420,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.12%

BMW US Capital LLC†	2.80%	4/11/2026		$12,685	$12,192,771
General Motors Co.	8.375%	7/15/2049		15,000	1,500
Total					12,194,271

Banking 7.35%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		30,867	31,851,781
Akbank TAS (Turkey)†(b)	7.20%#	3/16/2027		10,200	10,558,040
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		13,090	12,744,673
Associated Banc-Corp.	4.25%	1/15/2025		8,885	9,030,732
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%#	—	(e)	11,885	13,087,417
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%#	—	(e)	9,600	10,087,920
Banco de Bogota SA (Colombia)†(b)	6.25%	5/12/2026		8,300	8,683,875
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%#	7/19/2026		9,525	10,361,200
Bank of America Corp.	4.00%	1/22/2025		15,500	15,509,409
Bank of America Corp.	4.45%	3/3/2026		22,213	22,822,214
BankUnited, Inc.	4.875%	11/17/2025		22,890	23,052,679
Barclays Bank plc (United Kingdom)(b)	7.625%	11/21/2022		8,989	9,848,124
BNP Paribas SA (France)†(b)	6.75%#	—	(e)	14,399	14,596,986
Citigroup, Inc.	4.45%	9/29/2027		13,296	13,484,178
Citizens Financial Group, Inc.	4.35%	8/1/2025		7,971	8,195,248
Comerica, Inc.	3.80%	7/22/2026		11,098	11,135,966
Commonwealth Bank of Australia (Australia)†(b)	4.50%	12/9/2025		7,979	8,343,417
Compass Bank	3.875%	4/10/2025		9,400	9,243,123
Credit Suisse Group AG (Switzerland)†(b)	7.50%#	—	(e)	8,994	9,767,988
Fifth Third Bancorp	8.25%	3/1/2038		15,095	21,629,444
First Republic Bank	4.625%	2/13/2047		10,256	10,286,553
Global Bank Corp. (Panama)†(b)	4.50%	10/20/2021		9,700	9,632,100
Goldman Sachs Group, Inc. (The)	2.142%#	4/26/2022		6,189	6,243,797
Goldman Sachs Group, Inc. (The)	3.50%	1/23/2025		13,361	13,332,114
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		17,757	18,728,574
Home BancShares, Inc.(f)	5.625%	4/15/2027		22,241	22,797,025
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		33,076	33,363,629
ING Groep NV (Netherlands)(b)	3.95%	3/29/2027		11,994	12,047,025
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		9,600	9,319,104
Intesa Sanpaolo SpA (Italy)†(b)	7.70%#	—	(e)	20,427	19,609,920
JPMorgan Chase & Co.	3.90%	7/15/2025		17,386	17,990,059
JPMorgan Chase & Co.	6.75%#	—	(e)	15,952	17,607,020
KeyBank NA	2.50%	11/22/2021		12,992	12,922,974
Lloyds Banking Group plc (United Kingdom)(b)	4.582%	12/10/2025		10,464	10,646,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Lloyds Banking Group plc (United Kingdom)(b)	7.50%#	—	(e)	$9,098	$9,644,790
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125%#	—	(e)	7,086	7,139,145
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		7,700	8,382,921
Morgan Stanley	3.125%	7/27/2026		18,976	18,148,248
Morgan Stanley	4.00%	7/23/2025		8,326	8,600,475
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		9,585	9,771,908
People’s United Bank NA	4.00%	7/15/2024		9,400	9,373,501
Popular, Inc.	7.00%	7/1/2019		18,940	19,863,325
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		5,151	5,216,459
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.10%	6/10/2023		13,392	14,249,905
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		4,464	4,732,715
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%#	—	(e)	20,522	20,291,127
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%#	—	(e)	14,174	14,811,830
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%#	2/26/2024		9,578	9,882,389
Standard Chartered plc (United Kingdom)†(b)	7.50%#	—	(e)	12,700	13,150,850
SVB Financial Group	3.50%	1/29/2025		8,859	8,673,289
Toronto-Dominion Bank (The) (Canada)(b)	3.625%#	9/15/2031		6,667	6,539,560
Turkiye Garanti Bankasi AS (Turkey)†(b)	5.25%	9/13/2022		19,525	19,475,699
UBS AG/Stamford CT	7.625%	8/17/2022		4,894	5,670,678
UBS Group AG (Switzerland)(b)	7.00%#	—	(e)	8,600	9,271,703
UniCredit SpA (Italy)(b)	6.375%#	5/2/2023		9,651	9,962,640
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Wells Fargo & Co.	1.964%#	2/11/2022		1,807	1,818,456
Wells Fargo & Co.	4.90%	11/17/2045		15,891	16,607,176
Wells Fargo Capital X	5.95%	12/1/2086		8,878	9,554,948
Total					749,397,237

Beverages 0.79%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		28,730	29,104,955
Bacardi Ltd.†	2.75%	7/15/2026		8,801	8,315,396
Brown-Forman Corp.	4.50%	7/15/2045		15,274	16,190,241
Dr. Pepper Snapple Group, Inc.	2.55%	9/15/2026		7,946	7,423,090
PepsiCo, Inc.	3.60%	3/1/2024		14,292	15,018,277
PepsiCo, Inc.	4.25%	10/22/2044		4,605	4,754,478
Total					80,806,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.59%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$16,240	$16,321,200
Beazer Homes USA, Inc.†	6.75%	3/15/2025	9,195	9,263,963
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022	9,237	9,560,295
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	15,043	14,516,495
Lennar Corp.	4.75%	11/15/2022	15,303	15,838,605
Lennar Corp.	4.75%	5/30/2025	7,075	7,128,063
PulteGroup, Inc.	5.00%	1/15/2027	20,770	20,847,887
PulteGroup, Inc.	6.375%	5/15/2033	25,646	26,415,380
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,228,562
William Lyon Homes, Inc.†	5.875%	1/31/2025	9,899	9,997,990
William Lyon Homes, Inc.	7.00%	8/15/2022	19,481	20,455,050
Total				162,573,490

Building Materials 1.39%

Allegion plc (Ireland)(b)	5.875%	9/15/2023	3,725	3,995,062
Builders FirstSource, Inc.†	5.625%	9/1/2024	6,670	6,795,062
Builders FirstSource, Inc.†	10.75%	8/15/2023	9,553	11,153,127
Eagle Materials, Inc.	4.50%	8/1/2026	9,894	9,894,000
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,469,980
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,803	11,317,930
Lennox International, Inc.	3.00%	11/15/2023	8,884	8,744,317
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,327,172
Masco Corp.	4.375%	4/1/2026	5,532	5,776,570
Masonite International Corp.†	5.625%	3/15/2023	9,897	10,149,270
Ply Gem Industries, Inc.	6.50%	2/1/2022	8,720	9,088,609
Standard Industries, Inc.†	5.375%	11/15/2024	17,513	17,830,336
Standard Industries, Inc.†	6.00%	10/15/2025	8,239	8,547,962
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	16,800	18,543,000
Total				141,632,397

Cable & Satellite Television 4.43%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	13,500	14,087,250
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	4,130	4,398,450
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	8,595	9,076,320
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	28,315,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,531,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	$28,685	$28,900,137
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	19,735	20,771,087
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,643,993
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	22,001	25,079,468
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	7,403	8,552,901
CSC Holdings LLC†	10.125%	1/15/2023	8,050	9,358,125
CSC Holdings LLC†	10.875%	10/15/2025	47,846	57,654,430
DISH DBS Corp.	7.75%	7/1/2026	60,684	70,696,860
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	23,477	24,709,542
SFR Group SA (France)†(b)	6.00%	5/15/2022	37,606	39,110,240
Time Warner Cable, Inc.	5.875%	11/15/2040	13,691	14,580,737
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	4,246	4,490,145
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	11,798	12,122,445
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	19,395	20,241,398
UPCB Finance IV Ltd.†	5.375%	1/15/2025	16,988	17,179,115
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	8,740	9,089,600
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	10,065	10,492,763
Total				452,081,601

Chemicals 1.72%

Albemarle Corp.	5.45%	12/1/2044	13,345	14,830,912
Celanese US Holdings LLC	5.875%	6/15/2021	5,554	6,133,788
CF Industries, Inc.†	4.50%	12/1/2026	9,694	9,870,431
Chemours Co. (The)	7.00%	5/15/2025	15,344	16,594,536
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	3,779	4,298,613
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	10,905	9,664,556
Hexion, Inc.	6.625%	4/15/2020	10,363	9,585,775
Koppers, Inc.†	6.00%	2/15/2025	6,778	7,015,230
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023	9,050	10,430,125
Momentive Performance Materials, Inc.	3.88%	10/24/2021	11,339	11,211,436
NOVA Chemicals Corp. (Canada)†(b)	5.00%	5/1/2025	3,078	3,139,560
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	6,945	7,127,306
Olin Corp.	5.125%	9/15/2027	18,230	18,583,662
TPC Group, Inc.†	8.75%	12/15/2020	13,475	12,332,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022		$4,440	$4,689,750
Tronox Finance LLC†	7.50%	3/15/2022		19,702	20,490,080
Westlake Chemical Corp.†	3.60%	8/15/2026		9,828	9,643,637
Total					175,641,717

Consumer/Commercial/Lease Financing 0.99%

Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		15,814	16,090,745
Navient Corp.	5.00%	10/26/2020		8,744	8,744,000
Navient Corp.	5.875%	10/25/2024		3,763	3,528,979
Navient Corp.	6.125%	3/25/2024		32,920	31,520,900
Navient Corp.	6.625%	7/26/2021		25,966	26,939,725
NFP Corp.†	9.00%	7/15/2021		13,646	14,472,948
Total					101,297,297

Discount Stores 0.61%

Amazon.com, Inc.	4.80%	12/5/2034		55,934	62,121,755

Diversified Capital Goods 1.46%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020		11,165	9,434,425
Apex Tool Group LLC†	7.00%	2/1/2021		7,211	6,562,010
BCD Acquisition, Inc.†	9.625%	9/15/2023		13,913	15,095,605
General Cable Corp.	5.75%	10/1/2022		10,200	10,008,036
General Electric Co.	5.00%#	—	(e)	23,262	24,570,488
Griffon Corp.	5.25%	3/1/2022		10,928	10,968,980
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		12,036	12,107,566
SPX FLOW, Inc.†	5.625%	8/15/2024		4,609	4,660,851
SPX FLOW, Inc.†	5.875%	8/15/2026		6,669	6,744,026
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		11,066	11,038,335
Valmont Industries, Inc.	5.25%	10/1/2054		23,209	20,973,556
Wabtec Corp.†	3.45%	11/15/2026		17,774	17,319,163
Total					149,483,041

Electric: Distribution/Transportation 0.09%

Oklahoma Gas & Electric Co.	4.15%	4/1/2047		8,896	8,896,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.56%

Dynegy, Inc.	5.875%	6/1/2023	$4,973	$4,581,376
Dynegy, Inc.	7.625%	11/1/2024	4,975	4,776,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.	10.00%	12/1/2020	20,230	5,285,088
Listrindo Capital BV (Netherlands)†(b)	4.95%	9/14/2026	9,609	9,416,820
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	16,777	18,118,873
Talen Energy Supply LLC	6.50%	6/1/2025	17,759	15,139,547
Total				57,317,704

Electric: Integrated 1.14%

Black Hills Corp.	3.95%	1/15/2026	7,112	7,282,951
El Paso Electric Co.	5.00%	12/1/2044	16,498	17,569,941
Emera, Inc. (Canada)(b)	6.75%#	6/15/2076	15,025	16,471,156
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	17,262,057
Entergy Mississippi, Inc.	2.85%	6/1/2028	13,321	12,688,359
Great Plains Energy, Inc.	3.90%	4/1/2027	10,675	10,800,645
Indianapolis Power & Light Co.†	4.05%	5/1/2046	17,868	17,292,650
Louisville Gas & Electric Co.	4.375%	10/1/2045	8,193	8,567,789
Southern California Edison Co.	3.90%	3/15/2043	8,688	8,652,258
Total				116,587,806

Electronics 1.40%

Applied Materials, Inc.	4.35%	4/1/2047	21,973	22,300,442
Broadcom Corp./Broadcom Cayman Finance Ltd.†	3.875%	1/15/2027	19,651	19,793,725
Micron Technology, Inc.†	7.50%	9/15/2023	12,755	14,269,656
NVIDIA Corp.	3.20%	9/16/2026	30,439	29,584,060
Qorvo, Inc.	7.00%	12/1/2025	25,391	28,184,010
Trimble, Inc.	4.75%	12/1/2024	27,261	28,257,662
Total				142,389,555

Energy: Exploration & Production 4.61%

Bill Barrett Corp.	7.00%	10/15/2022	9,600	9,120,000
Bonanza Creek Energy, Inc.(c)	6.75%	4/15/2021	14,211	11,510,910
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	16,602,593
Chesapeake Energy Corp.	4.875%	4/15/2022	910	823,550
Concho Resources, Inc.	5.50%	4/1/2023	33,884	35,239,360
CONSOL Energy, Inc.	5.875%	4/15/2022	9,743	9,682,106
CONSOL Energy, Inc.	8.00%	4/1/2023	9,831	10,383,994
Continental Resources, Inc.	3.80%	6/1/2024	27,487	25,700,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Continental Resources, Inc.	4.50%	4/15/2023	$10,423	$10,194,945
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	27,406	28,399,467
Denbury Resources, Inc.	4.625%	7/15/2023	7,078	5,202,330
Denbury Resources, Inc.	5.50%	5/1/2022	23,539	18,478,115
Eclipse Resources Corp.	8.875%	7/15/2023	11,039	11,314,975
EP Energy LLC/Everest Acquisition Finance, Inc.	9.375%	5/1/2020	11,570	10,964,889
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	23,627	22,268,447
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,250	11,390,625
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	12,484	11,219,995
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	10,242	10,280,408
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	27,682	24,913,800
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,547,313
Newfield Exploration Co.	5.625%	7/1/2024	18,026	19,085,027
Oasis Petroleum, Inc.	6.875%	3/15/2022	20,239	20,846,170
Occidental Petroleum Corp.	4.40%	4/15/2046	7,100	7,217,959
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	400
PDC Energy, Inc.	7.75%	10/15/2022	22,734	24,041,205
Range Resources Corp.	4.875%	5/15/2025	19,965	19,216,312
Range Resources Corp.†	5.875%	7/1/2022	9,578	9,913,230
RSP Permian, Inc.	6.625%	10/1/2022	3,954	4,181,355
Sanchez Energy Corp.	6.125%	1/15/2023	12,198	11,374,635
Sanchez Energy Corp.	7.75%	6/15/2021	7,587	7,530,098
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	16,451	17,273,550
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,732,076
Tullow Oil plc (United Kingdom)†(b)	6.25%	4/15/2022	10,194	9,582,360
WPX Energy, Inc.	5.25%	9/15/2024	4,952	4,815,820
WPX Energy, Inc.	6.00%	1/15/2022	8,780	8,977,550
Total				470,025,914

Environmental 0.10%

Covanta Holding Corp.	5.875%	7/1/2025	9,895	9,938,291

Food & Drug Retailers 0.60%

Ingles Markets, Inc.	5.75%	6/15/2023	8,533	8,639,662
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,781,100
Rite Aid Corp.	7.70%	2/15/2027	19,757	22,226,625
SMU SA (Chile)†(b)	7.75%	2/8/2020	4,969	5,054,467
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	10,145	8,369,625
Total				61,071,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.80%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	$8,858	$9,433,770
Chobani LLC/Chobani Finance Corp., Inc.†(f)	7.50%	4/15/2025	12,205	12,540,637
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	10,400	10,829,520
Kernel Holding SA (Ukraine)†(b)	8.75%	1/31/2022	10,975	11,392,270
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	11,984	12,253,640
Post Holdings, Inc.†	5.75%	3/1/2027	21,105	21,157,762
Post Holdings, Inc.†	8.00%	7/15/2025	3,985	4,493,088
Total				82,100,687

Forestry/Paper 0.24%

Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	13,447	14,186,585
Rayonier AM Products, Inc.†	5.50%	6/1/2024	10,115	9,154,075
Rayonier, Inc.	3.75%	4/1/2022	951	951,618
Total				24,292,278

Gaming 1.94%

Boyd Gaming Corp.	6.875%	5/15/2023	14,473	15,648,931
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,371,460
International Game Technology plc†	6.50%	2/15/2025	11,149	11,929,430
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	6,925	7,141,406
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	17,080	17,370,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	4,760	5,045,600
MGM Resorts International	6.00%	3/15/2023	38,946	42,159,045
MGM Resorts International	7.75%	3/15/2022	3,738	4,322,063
Mohegan Tribal Gaming Authority†	7.875%	10/15/2024	18,841	19,170,718
Penn National Gaming, Inc.†	5.625%	1/15/2027	7,335	7,298,325
River Rock Entertainment Authority(c)	9.00%	11/1/2018	10,368	2,799,360
Scientific Games International, Inc.	10.00%	12/1/2022	11,180	11,962,600
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	21,725	21,996,562
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	24,295	24,841,637
Total				198,057,497

Gas Distribution 2.18%

Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	4,158	4,230,765
Boardwalk Pipelines LP	5.95%	6/1/2026	8,738	9,693,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Cheniere Corpus Christi Holdings LLC†	5.875%	3/31/2025	$9,338	$9,769,883
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	8,783	9,716,194
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	8,935	9,376,693
Dominion Gas Holdings LLC	3.60%	12/15/2024	12,050	12,219,640
Energy Transfer Equity LP	5.50%	6/1/2027	9,977	10,475,850
Energy Transfer Equity LP	5.875%	1/15/2024	11,850	12,649,875
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,737,318
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,256,651
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	13,716	14,300,576
Magellan Midstream Partners LP	5.00%	3/1/2026	9,376	10,339,459
Rockies Express Pipeline LLC†	5.625%	4/15/2020	13,991	14,795,482
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,930	14,661,325
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,221,087
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	9,095	9,390,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	12,150	12,894,187
Valero Energy Partners LP	4.375%	12/15/2026	10,657	10,775,282
Williams Cos., Inc. (The)	4.55%	6/24/2024	8,555	8,661,938
Total				222,166,293

Health Facilities 3.44%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	8,940	9,431,700
Ascension Health	3.945%	11/15/2046	8,881	8,669,748
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	16,180	16,523,825
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	26,645	26,245,325
Dignity Health	3.812%	11/1/2024	7,500	7,537,200
Dignity Health	4.50%	11/1/2042	9,526	8,824,934
Dignity Health	5.267%	11/1/2064	8,926	8,771,009
Envision Healthcare Corp.†	5.125%	7/1/2022	5,347	5,468,965
Envision Healthcare Corp.	5.625%	7/15/2022	8,159	8,393,571
HCA, Inc.	5.25%	4/15/2025	13,995	14,904,675
HCA, Inc.	5.25%	6/15/2026	6,878	7,256,290
HCA, Inc.	5.875%	3/15/2022	8,139	8,973,247
HCA, Inc.	7.05%	12/1/2027	3,490	3,852,088
HCA, Inc.	7.50%	2/15/2022	39,234	44,971,972
HCA, Inc.	7.58%	9/15/2025	5,778	6,521,918
HCA, Inc.	7.69%	6/15/2025	12,776	14,612,550
HCA, Inc.	8.36%	4/15/2024	2,295	2,716,706
Kindred Healthcare, Inc.	8.75%	1/15/2023	9,581	9,640,881
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	23,265	23,117,407
New York and Presbyterian Hospital (The)	4.063%	8/1/2056	10,711	10,073,149
Northwell Healthcare, Inc.	3.979%	11/1/2046	30,946	28,499,719
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,120	9,776,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

RWJ Barnabas Health, Inc.	3.949%	7/1/2046	$8,928	$8,435,398
Tenet Healthcare Corp.	8.125%	4/1/2022	37,707	39,545,216
Universal Health Services, Inc.†	5.00%	6/1/2026	17,865	18,445,612
Total				351,209,745

Health Services 0.76%

inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	9,560	9,882,650
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,774	11,258,830
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	13,033	13,358,825
Sterigenics-Nordion Topco LLC PIK†	8.125%	11/1/2021	9,461	9,721,177
WellCare Health Plans, Inc.	5.25%	4/1/2025	32,352	33,186,682
Total				77,408,164

Hotels 0.39%

ESH Hospitality, Inc.†	5.25%	5/1/2025	9,655	9,757,536
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	11,114	11,030,645
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	6,347	6,704,019
Wyndham Worldwide Corp.	4.50%	4/1/2027	11,969	12,081,425
Total				39,573,625

Insurance Brokerage 0.14%

Alliant Holdings Intermediate LLC†	8.25%	8/1/2023	13,630	14,336,988

Integrated Energy 0.64%
Exxon Mobil Corp.	4.114%	3/1/2046	18,752	19,326,599
Petrobras Global Finance BV (Netherlands)(b)	4.375%	5/20/2023	4,205	3,994,750
Petrobras Global Finance BV (Netherlands)(b)	7.375%	1/17/2027	10,722	11,362,103
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	23,912	30,871,612
Total				65,555,064

Investments & Miscellaneous Financial Services 0.91%

CBOE Holdings, Inc.	3.65%	1/12/2027	7,766	7,823,166
CME Group, Inc.	3.00%	3/15/2025	6,985	6,995,079
FMR LLC†	5.35%	11/15/2021	7,800	8,585,054
GrupoSura Finance SA†	5.50%	4/29/2026	8,785	9,279,156
MSCI, Inc.†	5.75%	8/15/2025	9,469	10,108,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	$17,785	$18,105,859
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,829	4,335,051
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	13,913	13,875,143
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	13,300	13,466,250
Total				92,572,916

Life Insurance 0.53%

CNO Financial Group, Inc.	5.25%	5/30/2025	13,093	13,494,039
Lincoln National Corp.	3.625%	12/12/2026	10,359	10,337,288
Lincoln National Corp.	6.30%	10/9/2037	2,339	2,835,177
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	13,771,686
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	12,927	13,194,123
Total				53,632,313

Machinery 0.09%

Xylem, Inc.	3.25%	11/1/2026	8,884	8,790,505

Managed Care 0.30%

Centene Corp.	6.125%	2/15/2024	18,803	20,236,729
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	10,559,647
Total				30,796,376

Media: Content 1.14%

Activision Blizzard, Inc.†	3.40%	9/15/2026	9,735	9,525,415
AMC Networks, Inc.	4.75%	12/15/2022	24,200	24,381,500
iHeartCommunications, Inc.	9.00%	3/1/2021	30,608	23,376,860
Netflix, Inc.†	4.375%	11/15/2026	15,034	14,789,697
Netflix, Inc.	5.50%	2/15/2022	5,323	5,682,303
Netflix, Inc.	5.875%	2/15/2025	13,966	15,048,365
Sirius XM Radio, Inc.†	6.00%	7/15/2024	9,524	10,226,395
Univision Communications, Inc.†	5.125%	2/15/2025	13,349	13,182,138
Total				116,212,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 1.14%

Boston Scientific Corp.	7.00%	11/15/2035	$20,953	$25,595,598
Edwards Lifesciences Corp.	2.875%	10/15/2018	4,813	4,878,789
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	4,923	5,021,460
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	22,545	24,517,687
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	9,726	10,097,047
Medtronic, Inc.	4.375%	3/15/2035	15,932	16,733,125
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	16,315	15,254,525
Stryker Corp.	3.50%	3/15/2026	14,007	14,172,353
Total				116,270,584

Metals/Mining (Excluding Steel) 4.26%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	22,982	24,763,105
Aleris International, Inc.†	9.50%	4/1/2021	21,060	22,744,800
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	9,551	9,742,020
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	8,710	8,929,492
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	6,164	6,009,900
Coeur Mining, Inc.	7.875%	2/1/2021	7,581	7,903,193
Freeport-McMoRan, Inc.	3.55%	3/1/2022	22,837	21,295,502
Freeport-McMoRan, Inc.	3.875%	3/15/2023	41,073	37,976,917
Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	6,084	6,403,410
HudBay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	2,637	2,808,405
HudBay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	5,898	6,428,820
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	10,455	9,958,388
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	12,296	11,740,971
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	16,141	16,887,521
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	11,474	12,191,125
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	13,110	14,404,612
Mirabela Nickel Ltd. (Australia)(b)(c)	1.00%	9/10/2044	185	19
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	6.625%	10/14/2022	8,500	9,595,829
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	22,843	23,014,322
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	7,146	7,159,399
Novelis Corp.†	5.875%	9/30/2026	8,892	9,103,185
Novelis Corp.†	6.25%	8/15/2024	8,652	9,041,340
Peabody Energy Corp.†(c)	10.00%	3/15/2022	11,660	9,115,961
Peabody Securities Finance Corp.†	6.00%	3/31/2022	2,605	2,600,116
Peabody Securities Finance Corp.†	6.375%	3/31/2025	7,188	7,179,015
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	17,789	17,655,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)

Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		$2,725	$2,823,781
Rain CII Carbon LLC/CII Carbon Corp.†(a)	8.50%	1/15/2021	EUR	4,045	4,477,025
Rusal Capital DAC (Ireland)†(b)	5.125%	2/2/2022		$19,780	19,916,482
Samarco Mineracao SA (Brazil)†(b)(c)	4.125%	11/1/2022		14,400	9,468,000
Southern Copper Corp. (Peru)(b)	3.875%	4/23/2025		8,881	8,959,981
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022		22,058	22,889,587
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024		10,314	11,925,562
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026		13,031	14,187,501
Vale SA (Brazil)(b)	5.625%	9/11/2042		10,196	9,684,161
Vedanta Resources plc (India)†(b)	6.375%	7/30/2022		13,140	13,238,550
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022		2,697	2,730,713
Total					434,954,292

Monoline Insurance 0.11%

MGIC Investment Corp.	5.75%	8/15/2023		10,670	11,283,525

Non-Electric Utilities 0.12%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		11,916	12,011,471

Oil Field Equipment & Services 2.01%

Ensco plc (United kingdom)(b)	5.20%	3/15/2025		21,220	18,514,450
Forum Energy Technologies, Inc.	6.25%	10/1/2021		11,835	11,716,650
FTS International, Inc.	6.25%	5/1/2022		5,296	4,660,480
FTS International, Inc.†	8.631%#	6/15/2020		10,584	10,729,530
Nabors Industries, Inc.†	5.50%	1/15/2023		22,773	23,356,558
Noble Holding International Ltd.	7.70%	4/1/2025		9,980	9,456,050
Noble Holding International Ltd.	7.75%	1/15/2024		18,146	17,510,890
Oceaneering International, Inc.	4.65%	11/15/2024		7,580	7,642,573
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024		16,282	15,508,605
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021		3,208	3,216,726
Precision Drilling Corp. (Canada)†(b)	7.75%	12/15/2023		4,946	5,230,395
SESI LLC	6.375%	5/1/2019		4,926	4,938,315
SESI LLC	7.125%	12/15/2021		5,564	5,661,370
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024		9,353	10,101,240
Transocean Proteus Ltd.†	6.25%	12/1/2024		13,250	13,746,875
Unit Corp.	6.625%	5/15/2021		12,162	12,040,380
Weatherford International Ltd.	7.75%	6/15/2021		18,552	20,059,350
Weatherford International Ltd.†	9.875%	2/15/2024		9,708	11,285,550
Total					205,375,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Refining & Marketing 0.35%

Citgo Holding, Inc.†	10.75%	2/15/2020	$23,028	$24,870,240
Raizen Fuels Finance SA (Luxembourg)†(b)	5.30%	1/20/2027	10,349	10,504,235
Total				35,374,475

Packaging 0.95%

BWAY Holding Co.†(f)	7.25%	4/15/2025	31,200	31,278,000
BWAY Holding Co.†	9.125%	8/15/2021	8,811	9,647,605
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,611,025
Graphic Packaging International, Inc.	4.875%	11/15/2022	9,420	9,891,000
Pactiv LLC	7.95%	12/15/2025	8,500	9,265,000
Sealed Air Corp.†	4.875%	12/1/2022	5,581	5,835,605
Sealed Air Corp.†	6.875%	7/15/2033	15,750	17,206,875
Total				96,735,110

Personal & Household Products 1.14%

Arcelik AS (Turkey)†(b)	5.00%	4/3/2023	9,945	9,840,498
Avon Products, Inc.	7.00%	3/15/2023	13,000	12,220,000
Brunswick Corp.†	4.625%	5/15/2021	7,767	7,964,600
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	11,233,470
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	17,914,500
Newell Brands, Inc.	4.20%	4/1/2026	25,756	26,834,764
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,082,518
Spectrum Brands, Inc.	5.75%	7/15/2025	10,226	10,865,125
Springs Industries, Inc.	6.25%	6/1/2021	9,749	10,065,843
Total				116,021,318

Pharmaceuticals 0.73%

Biogen, Inc.	5.20%	9/15/2045	13,566	14,722,027
Celgene Corp.	5.00%	8/15/2045	22,218	23,344,852
Pfizer, Inc.	5.60%	9/15/2040	14,577	17,597,354
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	6,231	6,425,719
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	12,232	12,583,670
Total				74,673,622

Property & Casualty 0.36%

Arch Capital Finance LLC	5.031%	12/15/2046	13,319	14,301,596
Chubb INA Holdings, Inc.	4.35%	11/3/2045	7,946	8,408,831
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	13,323	13,858,038
Total				36,568,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 0.65%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	$13,527	$13,840,989
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	17,142	17,699,115
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	14,393	15,454,484
Rumo Luxembourg Sarl (Luxembourg)†(b)	7.375%	2/9/2024	9,993	10,317,772
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	9,150	9,333,000
Total				66,645,360

Real Estate Development & Management 0.23%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(b)	3.875%	3/20/2027	23,275	23,641,628

Real Estate Investment Trusts 0.79%

Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	14,741,150
Digital Realty Trust LP	4.75%	10/1/2025	8,313	8,788,562
Healthcare Trust of America Holdings LP	3.50%	8/1/2026	8,883	8,559,348
Hospitality Properties Trust	4.95%	2/15/2027	8,882	9,137,197
Physicians Realty LP	4.30%	3/15/2027	12,441	12,482,715
Starwood Property Trust, Inc.†	5.00%	12/15/2021	7,397	7,692,880
VEREIT Operating Partnership LP	4.60%	2/6/2024	9,876	10,221,660
VEREIT Operating Partnership LP	4.875%	6/1/2026	9,007	9,412,315
Total				81,035,827

Recreation & Travel 0.48%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30,318	38,503,860
Silversea Cruise Finance Ltd. (Bahamas)†(b)	7.25%	2/1/2025	9,487	10,008,785
Total				48,512,645

Reinsurance 0.40%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	7,911,425
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	7,904,620
Validus Holdings Ltd.	8.875%	1/26/2040	17,739	24,788,798
Total				40,604,843

Restaurants 0.62%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	5.875%	4/4/2027	6,484	6,552,082
Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	5,787	6,177,623
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	14,832	15,184,260
McDonald’s Corp.	3.50%	3/1/2027	7,943	7,976,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)

McDonald’s Corp.	3.70%	1/30/2026	$7,546	$7,732,160
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	9,741	9,765,352
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	9,430	9,618,600
Total				63,006,469

Software/Services 1.92%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	18,436	18,652,826
Camelot Finance SA (Luxembourg)†(b)	7.875%	10/15/2024	8,207	8,658,385
First Data Corp.†	7.00%	12/1/2023	27,015	29,041,125
Microsoft Corp.	3.70%	8/8/2046	10,138	9,541,521
Microsoft Corp.	4.00%	2/12/2055	37,202	35,228,173
Microsoft Corp.	4.50%	2/6/2057	8,948	9,237,665
Oracle Corp.	4.375%	5/15/2055	28,411	27,823,602
Priceline Group, Inc. (The)	3.65%	3/15/2025	8,882	8,952,363
Rackspace Hosting, Inc.†	8.625%	11/15/2024	9,760	10,308,512
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	8,930	10,247,175
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	6,925	7,305,875
VeriSign, Inc.	4.625%	5/1/2023	8,760	8,902,350
VeriSign, Inc.	5.25%	4/1/2025	7,411	7,716,704
Visa, Inc.	3.15%	12/14/2025	4,669	4,690,319
Total				196,306,595

Specialty Retail 0.64%

Brookstone Holdings Corp. PIK	10.00%	7/7/2021	659	50,657
Hot Topic, Inc.†	9.25%	6/15/2021	9,684	9,441,900
L Brands, Inc.	6.875%	11/1/2035	6,408	6,215,760
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,902	13,385,825
PetSmart, Inc.†	7.125%	3/15/2023	20,180	19,221,450
Rent-A-Center, Inc.	4.75%	5/1/2021	5,337	4,403,025
Tiffany & Co.	4.90%	10/1/2044	12,899	12,154,057
Total				64,872,674

Steel Producers/Products 0.47%

ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	13,332	14,865,180
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	9,487	10,696,592
Steel Dynamics, Inc.†	5.00%	12/15/2026	4,445	4,511,675
Steel Dynamics, Inc.	5.50%	10/1/2024	6,245	6,541,638
U.S. Steel Corp.	7.50%	3/15/2022	5,183	5,396,799
Zekelman Industries, Inc.†	9.875%	6/15/2023	5,553	6,219,360
Total				48,231,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 1.45%

AECOM†	5.125%	3/15/2027	$17,774	$17,862,870
AECOM	5.875%	10/15/2024	9,059	9,670,483
Ahern Rentals, Inc.†	7.375%	5/15/2023	4,470	3,866,550
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	4,174,540
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	10,074	10,338,442
Carlson Travel, Inc.†	6.75%	12/15/2023	8,096	8,440,080
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	7,985,002
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	13,683	11,356,890
Leidos Holdings, Inc.	4.45%	12/1/2020	4,650	4,859,250
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	12,444,062
Monitronics International, Inc.	9.125%	4/1/2020	10,520	10,224,178
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	7,868,718
Ritchie Bros Auctioneers, Inc. (Canada)†(b)	5.375%	1/15/2025	5,554	5,692,850
Sotheby’s†	5.25%	10/1/2022	7,404	7,533,570
Team Health Holdings, Inc.†	6.375%	2/1/2025	4,972	4,884,990
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,023,476
United Rentals North America, Inc.	6.125%	6/15/2023	13,114	13,753,307
Total				147,979,258

Technology Hardware & Equipment 1.17%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,787,500
CommScope Technologies LLC†	5.00%	3/15/2027	7,125	7,131,769
CommScope Technologies LLC†	6.00%	6/15/2025	25,326	26,655,615
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	8,930	9,347,263
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	22,927	24,110,813
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	32,534	35,983,970
Total				119,016,930

Telecommunications: Satellite 0.33%

Intelsat Connect Finance SA (Luxembourg)†(b)	12.50%	4/1/2022	11,141	9,999,047
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	24,300	23,297,625
Total				33,296,672

Telecommunications: Wireless 2.53%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	18,350	19,120,700
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	17,156	18,924,955
SBA Communications Corp.	4.875%	7/15/2022	8,259	8,403,533
Sprint Capital Corp.	8.75%	3/15/2032	12,705	15,309,525
Sprint Corp.	7.125%	6/15/2024	10,730	11,481,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Sprint Corp.	7.625%	2/15/2025	$31,848	$34,873,560
Sprint Corp.	7.875%	9/15/2023	13,651	15,152,610
T-Mobile USA, Inc.	6.50%	1/15/2024	52,921	57,286,982
T-Mobile USA, Inc.	6.50%	1/15/2026	18,271	20,052,423
T-Mobile USA, Inc.	6.625%	4/1/2023	20,000	21,393,600
T-Mobile USA, Inc.	6.836%	4/28/2023	2,192	2,350,920
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	9,630	9,967,050
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	22,764	23,731,470
Total				258,048,428

Telecommunications: Wireline Integrated & Services 1.53%

Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	12,134	12,998,548
Equinix, Inc.	5.375%	4/1/2023	19,410	20,307,712
Equinix, Inc.	5.875%	1/15/2026	45,076	48,062,285
GCI, Inc.	6.875%	4/15/2025	13,026	13,709,865
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2049	15,000	1,500
IHS Netherlands Holdco BV (Netherlands)†(b)	9.50%	10/27/2021	21,060	21,701,488
Sable International Finance Ltd.†	6.875%	8/1/2022	13,196	14,020,750
Uniti Group, Inc./CSL Capital LLC	8.25%	10/15/2023	8,394	8,897,640
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	15,228	16,160,715
Total				155,860,503

Theaters & Entertainment 0.19%

AMC Entertainment Holdings, Inc.†	5.875%	11/15/2026	9,398	9,527,223
AMC Entertainment Holdings, Inc.†	6.125%	5/15/2027	9,961	10,073,061
Total				19,600,284

Transportation: Infrastructure/Services 0.56%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	6.75%	3/30/2029	9,800	10,263,442
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	8,750	9,603,125
Delhi International Airport Pvt Ltd. (India)†(b)	6.125%	10/31/2026	13,405	14,470,402
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	8,970	10,391,530
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece)†(b)	7.375%	1/15/2022	5,547	4,742,685
Stena AB (Sweden)†(b)	7.00%	2/1/2024	8,057	7,573,580
Total				57,044,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Trucking & Delivery 0.09%

XPO CNW, Inc.	6.70%	5/1/2034	$10,065	$9,184,312
Total High Yield Corporate Bonds (cost $6,879,603,524)				7,071,259,419

MUNICIPAL BONDS 2.88%

Education 0.52%

California St Univ	3.899%	11/1/2047	33,030	32,747,924
Ohio Univ	5.59%	12/1/2114	8,904	9,085,018
Univ of California Bd of Regents	6.548%	5/15/2048	8,933	11,707,679
Total				53,540,621

General Obligation 0.98%

California	7.55%	4/1/2039	8,700	12,768,033
Chicago Transit Auth, IL	6.899%	12/1/2040	8,926	11,131,615
District of Columbia, DC	5.591%	12/1/2034	13,410	16,394,664
Honolulu City & Cnty, HI	5.418%	12/1/2027	6,620	7,904,611
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	11,055,107
New York City	5.985%	12/1/2036	10,161	12,528,107
Ohio St Univ	4.048%	12/1/2056	6,271	6,078,480
Pennsylvania	5.45%	2/15/2030	12,190	14,282,413
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	8,229,840
Total				100,372,870

Lease Obligation 0.07%

Wisconsin	3.294%	5/1/2037	7,145	6,635,705

Leasing Obligation 0.31%

New York City Indl Dev Agy†	11.00%	3/1/2029	22,618	31,270,968

Other Revenue 0.59%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	23,113,392
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	37,147,784
Total				60,261,176

Tax Revenue 0.25%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	25,065,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.16%

San Antonio, TX	5.718%		2/1/2041	$13,240	$16,522,064
Total Municipal Bonds (cost $291,553,043)					293,668,544

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.16%

Citigroup Commercial Mortgage Trust 2015-101A D†	4.625	%#	1/14/2043	8,025	7,014,537
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.442	%#	7/10/2050	12,037	9,149,490
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,194,408)					16,164,027

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.04%

Energy: Exploration & Production

Templar Energy LLC (cost $3,416,610)	Zero Coupon			342	4,356,178
Total Long-Term Investments (cost $9,468,825,248)					9,838,944,396

	Interest Rate			Principal Amount (000)

SHORT-TERM INVESTMENTS 3.25%

FLOATING RATE LOANS(d) 0.55%

Advertising 0.27%

BWAY Corp. Term Loan	—	(g)	8/7/2017	$28,280	28,280,000

Auto Parts & Equipment 0.28%

American Axle and Manufacturing, Inc. Sr. Unsecured Bridge Term Loan	7.40%		1/18/2018	28,361	28,361,000
Total Floating Rate Loans (cost $56,641,000)					56,641,000

HIGH YIELD CORPORATE BOND 0.10%

Gaming

Caesars Entertainment Operating Co., Inc.(c) (cost $9,415,310)	11.25%		6/1/2017	8,976	10,233,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.60%

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $226,270,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $270,150,315; proceeds: $264,852,053 (cost $264,850,067)	$264,850	$264,850,067
Total Short-Term Investments (cost $330,906,377)		331,724,197
Total Investments in Securities 99.72% (cost $9,799,731,625)		10,170,668,593
Cash, Foreign Cash and Other Assets in Excess of Liabilities(h) 0.28%		28,942,894
Net Assets 100.00%		$10,199,611,487

AUD	Australian dollar
BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
DKK	Danish Krone
EUR	euro
GBP	British pound.
HKD	Hong Kong dollar.
JPY	Japanese yen.
MXN	Mexican peso.
RUB	Russian ruble.
ZAR	South African rand.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2017.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis (See Note 2(h)).
(g)	Interest rate to be determined.
(h)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Barclays Bank plc	4/19/2017	875,000	$1,079,141	$1,096,670	$17,529
British pound	Buy	J.P. Morgan	4/19/2017	1,530,000	1,891,533	1,917,605	26,072
British pound	Buy	State Street Bank and Trust	4/19/2017	1,150,000	1,432,843	1,441,338	8,495
British pound	Buy	State Street Bank and Trust	4/19/2017	875,000	1,086,647	1,096,670	10,023
British pound	Buy	State Street Bank and Trust	4/19/2017	700,000	862,341	877,336	14,995
British pound	Buy	State Street Bank and Trust	4/19/2017	822,000	1,009,329	1,030,243	20,914
British pound	Buy	State Street Bank and Trust	4/19/2017	354,000	434,820	443,681	8,861
British pound	Buy	State Street Bank and Trust	4/19/2017	850,000	1,046,087	1,065,336	19,249
British pound	Buy	State Street Bank and Trust	4/19/2017	1,460,000	1,796,808	1,829,872	33,064
British pound	Buy	State Street Bank and Trust	4/19/2017	1,850,000	2,260,334	2,318,673	58,339
British pound	Buy	State Street Bank and Trust	4/19/2017	780,000	949,915	977,603	27,688
British pound	Buy	State Street Bank and Trust	4/19/2017	4,500,000	5,480,651	5,640,016	159,365
British pound	Buy	State Street Bank and Trust	4/19/2017	1,650,000	2,051,600	2,068,006	16,406
British pound	Buy	State Street Bank and Trust	4/19/2017	6,450,000	8,028,016	8,084,023	56,007
euro	Buy	Goldman Sachs	5/16/2017	450,000	478,141	480,976	2,835
euro	Buy	State Street Bank and Trust	5/16/2017	200,000	212,549	213,767	1,218
euro	Buy	State Street Bank and Trust	5/16/2017	1,250,000	1,320,298	1,336,044	15,746
Danish krone	Sell	Standard Chartered Bank	4/10/2017	33,950,000	4,929,694	4,869,689	60,005
euro	Sell	Goldman Sachs	5/16/2017	5,650,000	6,072,780	6,038,921	33,859
euro	Sell	Morgan Stanley	5/16/2017	6,700,000	7,238,488	7,161,198	77,290
euro	Sell	Morgan Stanley	5/16/2017	1,040,000	1,117,242	1,111,589	5,653
euro	Sell	State Street Bank and Trust	5/16/2017	3,400,000	3,674,685	3,634,041	40,644
euro	Sell	State Street Bank and Trust	5/16/2017	1,500,000	1,624,130	1,603,253	20,877
euro	Sell	State Street Bank and Trust	5/16/2017	2,670,000	2,881,580	2,853,791	27,789
euro	Sell	State Street Bank and Trust	5/16/2017	1,330,000	1,439,599	1,421,551	18,048
euro	Sell	State Street Bank and Trust	5/16/2017	840,000	908,188	897,822	10,366
euro	Sell	State Street Bank and Trust	5/16/2017	2,250,000	2,452,010	2,404,880	47,130
euro	Sell	State Street Bank and Trust	5/16/2017	6,700,000	7,174,932	7,161,198	13,734
euro	Sell	State Street Bank and Trust	5/16/2017	3,675,000	3,933,953	3,927,970	5,983
Swiss franc	Sell	UBS AG	7/5/2017	10,100,000	10,146,981	10,139,544	7,437
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$865,621

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	4/19/2017	800,000	$1,005,449	$1,002,670	$(2,779)
British pound	Buy	State Street Bank and Trust	4/19/2017	521,000	654,458	652,989	(1,469)
British pound	Buy	State Street Bank and Trust	4/19/2017	3,540,000	4,451,101	4,436,813	(14,288)
Danish krone	Buy	State Street Bank and Trust	4/10/2017	1,500,000	216,746	215,156	(1,590)
euro	Buy	State Street Bank and Trust	5/16/2017	1,300,000	1,390,469	1,389,486	(983)
euro	Buy	State Street Bank and Trust	5/16/2017	1,525,000	1,660,862	1,629,974	(30,888)
British pound	Sell	J.P. Morgan	4/19/2017	33,500,000	41,540,429	41,986,786	(446,357)
British pound	Sell	State Street Bank and Trust	4/19/2017	3,310,000	4,073,674	4,148,545	(74,871)
Danish krone	Sell	State Street Bank and Trust	4/10/2017	68,300,000	9,779,328	9,796,754	(17,426)
Danish krone	Sell	State Street Bank and Trust	4/10/2017	3,000,000	427,348	430,311	(2,963)
euro	Sell	State Street Bank and Trust	5/16/2017	1,775,000	1,890,787	1,897,183	(6,396)
euro	Sell	State Street Bank and Trust	5/16/2017	2,360,000	2,495,586	2,522,452	(26,866)
euro	Sell	State Street Bank and Trust	5/16/2017	3,130,000	3,315,376	3,345,455	(30,079)
euro	Sell	State Street Bank and Trust	5/16/2017	770,000	815,604	823,003	(7,399)
euro	Sell	State Street Bank and Trust	5/16/2017	530,000	561,390	566,483	(5,093)
euro	Sell	State Street Bank and Trust	5/16/2017	1,040,000	1,101,061	1,111,589	(10,528)
euro	Sell	State Street Bank and Trust	5/16/2017	4,000,000	4,215,260	4,275,342	(60,082)
euro	Sell	State Street Bank and Trust	5/16/2017	3,160,000	3,363,096	3,377,520	(14,424)
euro	Sell	State Street Bank and Trust	5/16/2017	1,355,000	1,448,201	1,448,272	(71)
euro	Sell	State Street Bank and Trust	5/16/2017	1,880,000	2,005,272	2,009,411	(4,139)
euro	Sell	UBS AG	5/16/2017	69,500,000	74,009,438	74,284,067	(274,629)
Japanese yen	Sell	Morgan Stanley	4/26/2017	1,143,000,000	10,086,831	10,274,747	(187,916)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,221,236)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2017	4,599	Short	$(693,730,406)	$2,047,702
U.S. 5-Year Treasury Note	June 2017	4,758	Long	560,142,986	698,013
Totals				$(133,587,420)	$2,745,715

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2017	4,970	Short	$(619,075,625)	$(27,386)
Ultra Long U.S. Treasury Bond	June 2017	48	Short	(7,710,000)	(36,459)
Totals				$(626,785,625)	$(63,845)

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2017(1):

Referenced Index*	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)
Markit CDX. NA.EM.27(5)	1.00%	6/20/2022	$245,397,000	$258,403,041	$13,006,041	$—

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers (See Note 2(f)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(f)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Central Clearinghouse: Credit Suisse.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$177,520,048	$—		$177,520,048
Common Stocks
Auto Parts & Equipment	20,379,614	17,301,125	—		37,680,739
Energy: Exploration & Production	37,443,083	20,368,527	—		57,811,610
Media: Content	46,119,047	—	1,138,642	(5)	47,257,689
Metals/Mining (Excluding Steel)	41,650,308	—	2,484,897	(4)(5)	44,135,205
Remaining Industries	1,256,279,501	—	—		1,256,279,501
Convertible Bonds
Energy: Exploration & Production	—	—	512,525	(5)	512,525
Remaining Industries	—	30,853,919	—		30,853,919
Convertible Preferred Stocks
Building & Construction	—	7,774,040	—		7,774,040
Energy: Exploration & Production	—	10,156,473	—		10,156,473
Pharmaceuticals	11,047,140	—	—		11,047,140
Software/Services	—	10,340,085	—		10,340,085
Floating Rate Loans(6)
Advertising	—	28,280,000	—		28,280,000
Auto Parts & Equipment	—	28,361,000	8,076,049		36,437,049
Building Materials	—	13,553,893	—		13,553,893
Electric: Generation	—	31,802,568	—		31,802,568
Energy: Exploration & Production	—	30,214,739	8,659,754		38,874,493
Food: Wholesale	—	2,737,238	—		2,737,238
Gaming	—	30,757,371	—		30,757,371
Health Services	—	9,463,356	—		9,463,356
Media: Diversified	—	11,122,755	—		11,122,755
Metals/Mining (Excluding Steel)	—	26,727,316	—		26,727,316
Oil Field Equipment & Services	—	22,065,788	—		22,065,788
Personal & Household Products	—	18,362,457	—		18,362,457
Real Estate Development & Management	—	9,476,677	—		9,476,677
Recreation & Travel	—	6,488,797	—		6,488,797
Specialty Retail	—	9,359,349	—		9,359,349
Support: Services	—	43,425,827	—		43,425,827
Trucking & Delivery	—	7,493,841	—		7,493,841
Foreign Bonds	—	36,772,886	—		36,772,886
Foreign Government Obligations	—	435,566,593	—		435,566,593
High Yield Corporate Bonds
Automakers	—	12,192,771	1,500	(5)	12,194,271
Banking	—	749,394,987	2,250	(5)	749,397,237
Metals/Mining (Excluding Steel)	—	425,838,312	9,115,980	(4)(5)	434,954,292
Specialty Retail	—	64,822,017	50,657	(4)	64,872,674
Telecommunications: Wireline Integrated & Services	—	155,859,003	1,500	(5)	155,860,503
Remaining Industries	—	5,664,213,572	—		5,664,213,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$293,668,544	$—	$293,668,544
Non-Agency Commercial Mortgage-Backed Securities	—	16,164,027	—	16,164,027
Preferred Stock	—	4,356,178	—	4,356,178
Repurchase Agreement	—	264,850,067	—	264,850,067
Total	$1,412,918,693	$8,727,706,146	$30,043,754	$10,170,668,593
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$—	$—	$—
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	865,621	—	865,621
Liabilities	—	(1,221,236)	—	(1,221,236)
Futures Contracts
Assets	2,745,715	—	—	2,745,715
Liabilities	(63,845)	—	—	(63,845)
Total	$2,681,870	$(355,615)	$—	$2,326,255

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities below valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Investment Type	Industry	Security
Common Stocks	Metals/Mining (Excluding Steel)	Peabody Energy Corp.
Common Stocks	Metals/Mining (Excluding Steel)	Peabody Energy Corp. Series A
High Yield Corporate Bonds	Metals/Mining (Excluding Steel)	Peabody Energy Corp.
High Yield Corporate Bonds	Specialty Retail	Brookstone Holdings Corp. PIK

(5)	Includes Level 3 securities below fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.

Investment Type	Industry	Security
Common Stocks	Media: Content	ION Media Networks, Inc.
Common Stocks	Metals/Mining (Excluding Steel)	Mirabela Nickel Ltd.
Convertible Bonds	Energy: Exploration & Production	Oleo e Gas Participacoes SA
Convertible Bonds	Energy: Exploration & Production	Oleo e Gas Participacoes SA
High Yield Corporate Bonds	Automakers	General Motors Co.
High Yield Corporate Bonds	Banking	Washington Mutual Bank
High Yield Corporate Bonds	Metals/Mining (Excluding Steel)	Mirabela Nickel Ltd.
High Yield Corporate Bonds	Telecommunications: Wireline	Hellas Telecommunications
	Integrated & Services	Luxembourg II SCA

(6)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$9,397,324	$587,764	$796,786	$8,096,495	$104,891	$652,952
Accrued discounts/premiums	—	—	—	(8,064)	—	(6,382)
Realized gain (loss)	—	—	—	18,527	—	(106,803)
Change in unrealized appreciation/depreciation	—	789,763	(284,261)	(25,232)	(1,370,931)	38,311
Purchases	—	2,246,012	—	—	31,377	—
Sales	(9,397,324)	—	—	(569,465)	—	(578,078)
Net transfers in or out of Level 3	—	—	—	9,223,542	10,406,550	—
Balance as of March 31, 2017	$—	$3,623,539	$512,525	$16,735,803	$9,171,887	$—
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017	$—	$789,763	$(284,261)	$(25,232)	$(1,370,931)	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Credit Default Swaps-The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Fund entered into credit default swaps based on CMBX indexes, CDX indexes and single issuers, which are comprised of a basket of commercial mortgage-backed securities, a basket of investment grade securities, a basket of emerging markets sovereign issuers and a corporate issuer, respectively.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. There was minimal counterparty credit risk to the Fund during the fiscal year end March 31, 2017, since such credit default swaps enter into were traded through a central clearinghouse, which guarantees against default.

Notes to Schedule of Investments (unaudited)(continued)

(g)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls-The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2017, the Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into credit default swaps for the period ended March 31, 2017 (as described in note 2(f)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of March 31, 2017, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Credit Default Swaps	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$865,621
Futures Contracts	$2,745,715	$—
Liability Derivatives
Centrally Cleared Credit Default Swaps	$—	$—
Futures Contracts	$63,845	$—
Forward Foreign Currency Exchange Contracts	$—	$1,221,236

4. FEDERAL TAX INFORMATION

As of March 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$9,820,702,336
Gross unrealized gain	483,835,561
Gross unrealized loss	(133,869,304)
Net unrealized security gain	$349,966,257

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017